Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Accruals for operating expenses	$ 314,382	$ 153,851
Accrued payroll	48,694	251,696
Other payables	10,769	6,923
Total	$ 373,845	$ 412,470